Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR ETF TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Harbor Scientific Alpha Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Scientific Alpha Income ETFFund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63%. Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in fixed income instruments, including fixed income derivative instruments such as credit default swaps and U.S. Treasury futures. The Fund may invest in exchange-traded funds to manage aggregate portfolio exposures. The Fund may also invest in the securities of foreign issuers, including emerging market bonds. The Fund may invest a majority of its assets in below investment-grade corporate bonds, commonly referred to as “high yield” or “junk” bonds, or unrated securities that BlueCove Limited (the “Subadvisor”) considers to be of an equivalent credit quality. The Subadvisor determines whether a bond is rated below investment grade using a composite rating calculated by assigning a numerical value to those ratings of Moody’s, S&P and Fitch which are available for the bond and averaging those amounts to determine the rating.The Subadvisor defines scientific alpha as the investment returns generated from following a structured investment process based on the testing of investment hypotheses using historical data. The Subadvisor’s portfolio management team retains discretion with respect to all investment decisions.The Subadvisor’s investment process utilizes proprietary quantitative models to produce investment recommendations. The Subadvisor generates proprietary insights based on its experience and reasoned intuition to form an investment hypothesis. Using historical market data, the Subadvisor back-tests each investment hypothesis to determine whether actual observations appear consistent with the hypothesis over time. The Subadvisor’s back-testing process involves the development of research parameters, internal peer review, and consideration of a wide range of analyses. Insights are weighted in the Subadvisor’s models according to their deemed strength in predicting returns, as determined by the Subadvisor through this testing process. In managing the Fund, the Subadvisor will rely on market timing insights, which form the basis of asset allocation decisions between corporate credit and interest rate markets and assess metrics such as market expectations for growth and credit default rates. In addition, the Fund will rely on the Subadvisor’s insights that seek to target idiosyncratic company and security specific risk by assessing metrics such as company strength, company outlook, and credit spreads. The Subadvisor’s models consider data from multiple sources, including macroeconomic and issuer-specific information such as default rates, risk appetite, and earnings expectations.As part of its investment process with respect to each portfolio investment, the Subadvisor considers environmental, social and governance (“ESG”) factors that it believes may have a material impact on an issuer and the value of its securities. As a result, the key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer.The Subadvisor expects that the majority of the Fund’s total returns will be generated from coupon income and from asset allocation decisions. Positions are sized based on an optimization which aims to effectively translate the insights gleaned from the Subadvisor’s proprietary models into portfolio positions. The Subadvisor’s optimization process seeks to maximize total returns while minimizing expected risk and transaction costs with an aim to manage volatility and drawdown risks. The Subadvisor measures risk at the portfolio level, asset-class level and on each instrument. Furthermore, concentration risk is minimized by capping the exposure based on internal limits for a single issuer and single issue positions, as well as internal limits on the maximum high yield exposure in the Fund. The Subadvisor conducts performance measurement and risk analysis to seek to validate the accuracy of the investment process through both insight and decision attribution, with the aim of achieving continuous improvement over time. The Subadvisor may engage in frequent trading in the Fund to achieve its principal investment strategies.Duration/Maturity: Duration is one of the characteristics that may be considered in the investment process. The Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range.Credit Quality: Under normal market conditions, the Fund may invest the majority of its assets in below investment-grade debt securities, commonly referred to as “high yield” or “junk” bonds, in addition to investment-grade securities. As such, the Fund’s weighted average portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadvisor does not seek to actively invest in defaulted securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns compare to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborcapital.comor call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns compare to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter6.77%Q4 2023Worst Quarter-6.63%Q1 2022
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Harbor Scientific Alpha Income ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Harbor Scientific Alpha Income ETF | Quantitative Analysis Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quantitative Analysis Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, historical trends in data may not be predictive going forward. The strategies and techniques employed in a quantitative model cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact their performance. The effectiveness of the given strategy or technique may deteriorate in an unpredictable fashion for any number of reasons including, but not limited to, an increase in the amount of assets managed or the use of similar strategies or techniques by other market participants and/or market dynamic shifts over time. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. There can be no assurances that the strategies pursued or the techniques implemented in the quantitative model will be profitable, and various market conditions may be materially less favorable to certain strategies than others. Even in the absence of flaws, a model may not perform as anticipated.
Harbor Scientific Alpha Income ETF | Premium Discount Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asst value. However, given that shares can be purchased and redeemed in Creation Units , and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Harbor Scientific Alpha Income ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Harbor Scientific Alpha Income ETF | Inflation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk: As inflation rises, the value of assets of or income, from the Fund’s investments may be worth less, as inflation decreases the value of payments at future dates. As a result, the real value of the Fund’s portfolio could decline.
Harbor Scientific Alpha Income ETF | Authorized Participant Concentration Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.
Harbor Scientific Alpha Income ETF | Cash Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk: The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund.
Harbor Scientific Alpha Income ETF | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.
Harbor Scientific Alpha Income ETF | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadvisor and/or Advisor, as applicable, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.
Harbor Scientific Alpha Income ETF | Emerging Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Market Risk: Because the Fund may invest in securities of emerging market issuers, an investment in the Fund may be subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Harbor Scientific Alpha Income ETF | ESG Factors Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Factors Risk: The consideration of ESG factors by the Subadvisor and/or Advisor, as applicable, could cause the Fund to perform differently than other funds. ESG factors are not the only consideration used by the Subadvisor and/or Advisor, as applicable, in making investment decisions for the Fund and the Fund may invest in a company that scores poorly on ESG factors if it scores well on other criteria. ESG factors may not be considered for every investment decision.
Harbor Scientific Alpha Income ETF | ETF Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Risk: The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
Harbor Scientific Alpha Income ETF | Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Extension Risk: When interest rates are rising, certain callable fixed income securities may be extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.
Harbor Scientific Alpha Income ETF | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Harbor Scientific Alpha Income ETF | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Harbor Scientific Alpha Income ETF | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may lead to the realization and distribution to shareholders of higher capital gains, which may increase a shareholder’s tax liability.
Harbor Scientific Alpha Income ETF | High-Yield Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in below investment-grade fixed income securities and unrated securities of similar credit quality (commonly referred to as “high-yield” or “junk” bonds). These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Harbor Scientific Alpha Income ETF | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the price of a fixed income security will decrease in value by 5% if interest rates rise by 1%. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income securities when the Subadvisor may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.
Harbor Scientific Alpha Income ETF | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Harbor Scientific Alpha Income ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: The market for high-yield bonds is less liquid than the market for investment-grade bonds. The Fund may at times have greater difficulty buying or selling specific high-yield bonds at prices the Subadvisor believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Harbor Scientific Alpha Income ETF | Prepayment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk: When interest rates are declining, the issuer of a fixed income security, including a pass-through security such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.
Harbor Scientific Alpha Income ETF | Selection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Selection Risk: The Subadvisor’s judgment about the attractiveness,value and growth potential of a particular security may be incorrect, which may cause the Fund to underperform. Additionally, the Subadvisor and/or Advisor, as applicable, potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that a Subadvisor and/or Advisor, as applicable, believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by a Subadvisor and/or Advisor, as applicable, and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Harbor Scientific Alpha Income ETF | U.S. Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk: Securities issued or guaranteed by U.S. government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. government. As a result, no assurance can be given that the U.S. government will provide financial support to these securities or issuers (such as securities issued by the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation). Although certain government securities are backed by the full faith and credit of the U.S. government (such as securities issued by the Government National Mortgage Association), circumstances could arise that would delay or prevent the payment of interest or principal. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future and, in these circumstances, the Fund’s returns may be adversely affected.
Harbor Scientific Alpha Income ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	160
Five Years	rr_ExpenseExampleYear05	280
Ten Years	rr_ExpenseExampleYear10	$ 628
2022	rr_AnnualReturn2022	(10.85%)
2023	rr_AnnualReturn2023	9.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.63%)
One Year	rr_AverageAnnualReturnYear01	9.51%
Annualized Five Years	rr_AverageAnnualReturnYear05
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	(1.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2021
Harbor Scientific Alpha Income ETF | After Taxes on Distributions | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.95%
Annualized Five Years	rr_AverageAnnualReturnYear05
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	(3.34%)
Harbor Scientific Alpha Income ETF | After Taxes on Distributions and Sale of Fund Shares | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.56%
Annualized Five Years	rr_AverageAnnualReturnYear05
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)
Harbor Scientific Alpha Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[ctag:span_t-r]
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.53%
Annualized Five Years	rr_AverageAnnualReturnYear05
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	(4.16%)

[1]	Pursuant to the Investment Advisory Agreement, the Advisor pays all of the operating expenses of the Fund, except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.